Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Net Loss per Share Attributable to Ordinary Shareholders (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss for the period	$ (10,736)	$ (23,087)	$ (21,514)	$ (36,334)
Deemed dividend on issuance of warrants			(81)
Net loss attributable to ordinary shareholders, basic and diluted	$ (10,736)	$ (23,087)	$ (21,595)	$ (36,334)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	18,738,657	8,869,691	18,732,196	7,072,950
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)	18,738,657	8,869,691	18,732,196	7,072,950
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ (0.57)	$ (2.6)	$ (1.15)	$ (5.14)
Net loss per share attributable to ordinary shareholders, diluted (in Dollars per share)	$ (0.57)	$ (2.6)	$ (1.15)	$ (5.14)